Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2012
Registrant Name	Highland Funds I
Central Index Key	0001354917
Amendment Flag	false
Document Creation Date	Mar. 05, 2013
Document Effective Date	Mar. 05, 2013
Prospectus Date	Nov. 01, 2012